MML SERIES INVESTMENT FUND
MML Small Cap Growth Equity Fund
Supplement dated March 28, 2023 to the
Prospectus dated May 1, 2022 and the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The information for John V. Schneider found under the heading Portfolio Manager(s) in the section titled Management (page 69 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 122 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-22-08
SCG-22-01

MML SERIES INVESTMENT FUND
MML Small Cap Growth Equity Fund
Supplement dated March 28, 2023 to the
Statement of Additional Information dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The information for John V. Schneider found on page B-248 in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-22-07